MARKETABLE SECURITIES (Investments In Marketable Securities) (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Schedule of Available-for-sale Securities [Line Items]
Cost	$ 491	$ 2,601
Gross unrealized Gains	420	458
Gross unrealized Losses
Fair value	911	3,059
US Government treasuries [Member]
Schedule of Available-for-sale Securities [Line Items]
Cost		1,898
Gross unrealized Gains
Gross unrealized Losses
Fair value		1,898
Equity securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Cost	491	703
Gross unrealized Gains	420	458
Gross unrealized Losses
Fair value	$ 911	$ 1,161